LONG-TERM LOANS (Details) $ in Thousands, ₪ in Millions			12 Months Ended
		Aug. 29, 2021 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Aug. 29, 2021 USD ($)
Long-term loans
Borrowings, interest rate basis	[1]		Prime (1)+1.05
Borrowings, adjustment to interest rate basis			1.05%
Long-term loan			$ 12,620	$ 15,177
Less - current maturities			2,160	2,169
Long-term loans			$ 10,460	$ 13,008
Agreement With Bank In Israel
Long-term loans
Long-term loan amount		₪ 59			$ 18,000
Loan term		7 years 9 months
Borrowings, interest rate basis		prime + 1.05%
Borrowings, adjustment to interest rate basis		1.05%			1.05%
Borrowings, interest rate		2.65%			2.65%
Initial moratorium period for repayment of loan		9 months
Tangible equity financial covenant | ₪		₪ 40
Tangible equity to total tangible assets financial covenant		40.00%			40.00%
Net debt to EBITDA financial covenant		3.5			3.5

[1]	The Prime rate as of December 31, 2023 – 6.25% (December 31, 2022 – 4.75%).